Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	6,9618	6.8755
Items in the statements of income and comprehensive income, and statements of cash flows	6,9081	6.6090	6.7569